Subsequent events	6 Months Ended
Sep. 30, 2018
Subsequent events
Subsequent events

15   Subsequent events

Vodafone Italy

On 2 October 2018, the Group announced that Vodafone Italy had acquired spectrum to enable the deployment of new 5G technology for a total cost of €2.4 billion. The spectrum acquired in the auction hosted by the Ministry of Economic Development comprised:

•	3700 MHz – 80 MHz for €1,685 million, available from 1 January 2019 with a licence duration of 19 years.
•	700 MHz – 2 x 10 MHz FDD (Frequency Division Duplexing) for €683 million, available from July 2022 with licence duration of 15.5 years (awarded and recognised prior to 30 September 2018).
•	26 GHz – 200 MHz for €33 million, available from 1 January 2019 with a licence duration of 19 years.

Bonds

In accordance with the Group’s announced intention to issue hybrid bonds as part of its funding of the acquisition of Liberty Global’s cable assets in Germany and Central and Eastern Europe, the Group issued bonds amounting to €4.2 billion, euro equivalent with cash received on 3 October 2018.